Segmented information (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Disclosure of operations of Company's segments
The following tables present the operations of the Company's segments (in thousands $):
For the year ended December 31, 2024

	Exchange listed products	Managed equities	Private strategies	Corporate	Consolidation, elimination and all other segments (1)	Consolidated
Total revenue	112,498	39,204	27,824	(384)	(487)	178,655
Total expenses	33,591	25,556	11,593	35,078	3,831	109,649
Income (loss) before income taxes	78,907	13,648	16,231	(35,462)	(4,318)	69,006
Adjusted base EBITDA	81,033	7,363	12,331	(14,098)	(1,466)	85,163
(1) Total revenue includes revenues from non-reportable segments of $2,018, net of investment losses of $2,505
For the year ended December 31, 2023 (1)

	Exchange listed products	Managed equities	Private strategies	Corporate	Consolidation, elimination and all other segments (2)	Consolidated
Total revenue	84,713	30,180	28,183	(198)	8,489	151,367
Total expenses	10,718	26,222	15,604	33,776	14,756	101,076
Income (loss) before income taxes	73,995	3,958	12,579	(33,974)	(6,267)	50,291
Adjusted base EBITDA	62,303	7,756	12,361	(11,047)	514	71,887
(1) Prior period figures have been updated to conform with current presentation
(2) Total revenue includes revenues from non-reportable segments of $9,483, net of investment losses of $994

Disclosure of revenue of the Company by geographic location	The following table presents the revenue of the Company by geographic location (in thousands $):

	For the years ended
	Dec. 31, 2024	Dec. 31, 2023
Canada	155,240	137,287
United States	23,415	14,080
	178,655	151,367